Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Inventories
	December 31,	December 31,
	2012	2011
Raw materials	$5,130	$6,184
Work in process	4,360	2,974
Finished goods	5,779	5,217
Provision for excess and obsolete inventory	(357)	(664)
Total inventories	$14,912	$13,711